Going Concern (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Net loss		$ 2,226,738	$ 4,076,409	$ 7,044,320	$ 11,215,589	$ 17,505,765	$ 9,383,397
Accumulated deficit		$ 41,889,481		$ 41,889,481		34,845,161	17,339,396
Net proceeds from initial public offering							$ 28,750,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds from initial public offering	$ 25,250,000